Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule Loss by tax jurisdictions

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net income from PRC operations	1,047,102	1,760,139	2,862,980
Net (loss) income from non-PRC operations	(539,167)	573,758	499,868

Total net income before tax	507,935	2,333,897	3,362,848

Schedule the current and deferred portion of income tax expenses included in the consolidated statements of operations and comprehensive loss

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Current tax expenses	131,186	227,415	196,233
Deferred tax (benefits) expenses	(35,151)	(120,611)	43,178

Total	96,035	106,804	239,411

Schedule Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate

	Years ended December 31,
	2022	2023	2024
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of entities operating in other jurisdictions	(5.15%)	(9.38%)	(6.30%)
Preferential tax rates	0.00%	(3.69%)	(18.90%)
PRC Withholding taxes	5.73%	2.79%	1.46%
Net tax effect of super deduction and non-deductible expenses in determining taxable profit	24.87%	(2.06%)	0.51%
True up	(1.24%)	(7.07%)	0.75%
Effect of change of valuation allowance	(30.30%)	(1.01%)	4.60%

Effective tax rate	18.91%	4.58%	7.12%

Schedule Deferred tax assets and deferred tax liabilities

	As of December 31,
	2023	2024
	RMB	RMB
Deferred tax assets
—Advertising and business promotion expenditure	5,260	28,093
—Impairment loss	177,368	265,553
—Allowance for expected credit losses	69,076	116,458
—Accrued expense	142,878	12,478
—Net loss carrying forward	363,929	418,810
—Others	9,555	6,368
Less: valuation allowance	(618,985)	(754,878)

Net deferred tax assets	149,081	92,882

Deferred tax liabilities
—Identifiable intangible assets from business combination	108,591	95,570

Total deferred tax liabilities	108,591	95,570

Schedule Movement of valuation allowance

	Years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at beginning of the year	811,324	652,610	618,985
(Reversal) addition	(158,714)	(33,625)	135,893

Balance at ending of the year	652,610	618,985	754,878

Schedule Of effects of preferential tax rates on earnings per share Table Text block
The effects of preferential tax rates on earnings per share are as follows:

	Years ended December 31,
	2022	2023	2024
Tax saving amount due to preferential tax rates	—	86,110	635,456
Effect on basic earnings per share	—	0.00	0.03
Effect on diluted earnings per share	—	0.00	0.03